UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513)-629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period:  November 30, 2019

Item 1. Reports to Stockholders.

Annual Report

November 30, 2019

Investment Advisor

Gerstein Fisher
565 Fifth Avenue, 27th Floor
New York, New York  10017

Phone: 800-473-1155
www.GersteinFisherFunds.com

Gerstein Fisher is a division of People’s United Advisors, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-800-473-1155.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call the Funds at 1-800-473-1155. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Gerstein Fisher Funds you hold.

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	6

INVESTMENT HIGHLIGHTS	8

SCHEDULES OF INVESTMENTS	14

STATEMENTS OF ASSETS AND LIABILITIES	42

STATEMENTS OF OPERATIONS	44

STATEMENTS OF CHANGES IN NET ASSETS	46

FINANCIAL HIGHLIGHTS	50

NOTES TO FINANCIAL STATEMENTS	56

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	73

BASIS FOR TRUSTEES’ APPROVAL
OF INVESTMENT ADVISORY AGREEMENT	74

NOTICE OF PRIVACY POLICY & PRACTICES	78

ADDITIONAL INFORMATION	79

Review of Fund Performance

Gerstein Fisher Multi-Factor® Growth Equity Fund (GFMGX)

The twelve months ended November 30, 2019 were positive for U.S. equities and for U.S. large-cap growth equities. The Gerstein Fisher Multi-Factor® Growth Equity Fund (the “Fund”) returned 11.18% for this period, compared to the Russell 1000® Growth Total Return Index, which returned 21.01% for the same twelve months.

With approximately 250 holdings as a result of the Fund’s diversified investment approach, the performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Fund’s performance relative to the Russell 1000® Growth Total Return Index was due largely to targeted exposures to certain strategic risk factors that are components of our Multi-Factor® strategy. Performance attribution during the twelve month period ended November 30, 2019 reveals that the Fund’s tilts to higher-quality securities and higher price momentum (calculated over a 2-12 month trailing period) contributed positively to returns, while exposure to value-oriented securities, smaller market capitalization securities and higher profitability contributed negatively.

Since its inception in December 2009, the Fund has performed in line with our expectations. It is designed to be an all-cap U.S. growth equity portfolio with additional exposures to targeted, systematic risk factors that include profitability, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures.

Gerstein Fisher Multi-Factor® International Growth Equity Fund (GFIGX)

Developed-market equities were generally positive in the twelve months ended November 30, 2019. The Gerstein Fisher Multi-Factor® International Growth Equity Fund (the “Fund”) returned 8.78% for this period, compared to the MSCI EAFE Growth Index, which returned 18.36% during the same twelve months.

The Fund maintains a diversified exposure to over 200 securities and approximately 25 countries, and no individual holding constituted more than 5% of the total portfolio. Additionally, any single country’s exposure within the portfolio is limited to a maximum of approximately 15% of the Fund, providing a high degree of country-level diversification.  The Fund’s performance relative to the MSCI EAFE Growth Index was due largely to targeted exposures to certain strategic risk factors that are components of our Multi-Factor® strategy. Performance attribution during the twelve month period ended November 30, 2019 reveals that the Fund’s tilt to stocks with higher momentum characteristic contributed positively to return when compared to the benchmark. The Fund’s exposure to stocks with smaller market capitalizations, lower valuations, and higher profitability had a negative impact on returns.

Since its inception in January 2012, the Fund has performed in line with our expectations.  It is designed to be a large-cap, developed-market growth equity portfolio with additional exposures to targeted, systematic risk factors that include profitability, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (GFMRX)

Global real estate as an asset class was strongly positive in terms of total returns in the twelve months ended November 30, 2019. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (the “Fund”) returned 16.24% for that period, while the FTSE EPRA/NAREIT Developed Index Net Total Return was up 14.56% for the same twelve months.

The Fund maintains a diversified exposure to over 300 securities and approximately 30 countries, and no individual holding constituted more than 5% of the total portfolio. The real estate exposure in the Fund is global in nature, with approximately 50% exposure to non-U.S. real estate securities.  The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index Net Total Return was due in large part to higher exposure to certain risk factors targeted by our Multi-Factor® strategy. Performance attribution during the twelve month period ended November 30, 2019 reveals that the Fund’s tilt to real estate securities with high price momentum and contributed positively to returns, while lower valuation securities produced lower returns.

Since its inception in April 2013, the Fund has performed in line with our expectations. It is designed to be a global real estate portfolio with additional exposures to targeted, systematic risk factors that include size, value, and avoiding securities with a high degree of leverage, while seeking to avoid non-systematic risks such as company or single-security overexposures.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.

This strategy and mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks as well as differences in accounting methods.  These risks are greater for emerging markets.  Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are relatively more expensive than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  The investment in options is not suitable for all investors.  The risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested.  A real estate investment trust’s (“REIT”) share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.  Unlike mutual funds, exchange-traded funds (“ETFs”) do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

Diversification does not assure a profit or protect against a loss in a declining market.

Index Definitions:

Russell 1000® Growth Total Return Index: The Russell 1000® Growth Total Return Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

MSCI EAFE Growth Index: The MSCI EAFE Growth Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada, focusing on companies with higher price-to-book ratios and higher forecasted growth values.  The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

FTSE EPRA/NAREIT Developed Index Net Total Return: The Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.

An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

Gerstein Fisher Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.  These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/19–11/30/19).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of a Fund within sixty days of purchase.  Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Examples. The Examples include, but are not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Funds
Expense Examples (Continued)
(Unaudited)

Gerstein Fisher Multi-Factor® Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	June 1, 2019 -
	June 1, 2019	November 30, 2019	November 30, 2019*
Actual	$1,000.00	$1,139.30	$5.31
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.10	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® International Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	June 1, 2019 -
	June 1, 2019	November 30, 2019	November 30, 2019*
Actual**	$1,000.00	$1,042.70	$5.79
Hypothetical (5% return
before expenses)***	$1,000.00	$1,019.40	$5.72

*
Expenses are equal to the Fund’s annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Excluding interest expense, the Fund’s annualized expense ratio would be 1.10%.

**	Excluding interest expense, your actual cost of investing in the Fund would be $5.63.
***	Excluding interest expense, your hypothetical cost of investing in the Fund would be $5.57.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	June 1, 2019 -
	June 1, 2019	November 30, 2019	November 30, 2019*
Actual**	$1,000.00	$1,079.60	$4.85
Hypothetical (5% return
before expenses)***	$1,000.00	$1,020.41	$4.71

*
Expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Excluding interest expense, the Fund’s annualized expense ratio would be 0.91%.

**	Excluding interest expense, your actual cost of investing in the Fund would be $4.74.
***	Excluding interest expense, your hypothetical cost of investing in the Fund would be $4.61.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, ETFs that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings as of November 30, 2019
(% of Investments)

*	Excludes securities lending collateral.

Average Annual Total Returns as of November 30, 2019

	Gerstein Fisher	Russell 1000®
	Multi-Factor®	Growth Total
	Growth Equity	Return Index

One Year	11.18%	21.01%

Three Year	13.45%	19.79%

Five Year	9.41%	13.71%

Since Inception (1/15/10)(1)	12.82%	14.94%

(1)	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Continued

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 1000® Growth Total Return Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Growth Total Return Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies.  The Fund may invest in foreign securities, which may include securities of companies in emerging markets or less developed countries.  Equity securities include common stocks, preferred stocks, ETFs that invest in equities, individual stock options and options on stock indices.

Allocation of Portfolio Holdings as of November 30, 2019
(% of Investments)

*	Excludes securities lending collateral.

Average Annual Total Returns as of November 30, 2019

	Gerstein Fisher
	Multi-Factor®
	International	MSCI EAFE
	Growth Equity	Growth Index

One Year	8.78%	18.36%

Three Year	8.88%	12.60%

Five Year	3.63%	6.35%

Since Inception (1/27/12)	7.26%	7.93%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Continued

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI EAFE Growth Index consists of the growth portion (growth being a measure of price relative to book/value/cash flow) of the MSCI EAFE Index.  One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in income-producing common stocks and other real estate securities, including REITs.  The Fund may invest in equity securities (such as common, convertible and preferred stock) of real estate-related companies of any market capitalization.  Equity securities may also include ETFs that invest in real estate-related equities, individual stock options and options on indices.

Allocation of Portfolio Holdings as of November 30, 2019
(% of Investments)

*	Excludes securities lending collateral.

Average Annual Total Returns as of November 30, 2019

	Gerstein Fisher	FTSE EPRA/
	Multi-Factor®	NAREIT
	Global Real	Developed Index
	Estate Securities	Net Total Return

One Year	16.24%	14.56%

Three Year	9.60%	9.14%

Five Year	6.72%	5.53%

Since Inception (4/30/13)	6.15%	4.86%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

FTSE EPRA/NAREIT Developed Index Net Total Return is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.  By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and ETFs.  The index reflects the reinvestment of dividends and the application of the relevant withholding tax rates.  One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments

November 30, 2019

	Shares	Value

COMMON STOCKS – 98.27%
Administrative and Support Services – 4.99%
BG Staffing, Inc.	2,480	$53,568
Booking Holdings, Inc. (a)	18	34,273
Kforce, Inc.	22,066	872,048
MasterCard, Inc.	38,857	11,355,181
Paysign, Inc. (a)(c)	2,873	29,477
Perspecta, Inc.	524	14,452
Robert Half International, Inc.	26,929	1,567,268
		13,926,267

Air Transportation – 2.35%
American Airlines Group, Inc.	293	8,421
Delta Air Lines, Inc.	33,208	1,903,151
JetBlue Airways Corp. (a)	4,481	86,349
Mesa Air Group, Inc. (a)	8,709	63,314
Southwest Airlines Co.	25,829	1,488,784
United Airlines Holdings, Inc. (a)	32,353	3,002,358
		6,552,377

Ambulatory Health Care Services – 3.20%
Amedisys, Inc. (a)	44,957	7,326,193
Chemed Corp.	150	64,503
Joint Corp. (a)	6,663	127,596
Novocure Ltd. (a)(b)	15,388	1,418,466
Tivity Health, Inc. (a)	79	1,789
		8,938,547

Apparel Manufacturing – 0.28%
Capri Holdings Ltd. (a)(b)	236	8,765
Columbia Sportswear Co.	663	61,328
Kontoor Brands, Inc.	1,857	66,573
Lululemon Athletica, Inc. (a)	2,696	608,460
VF Corp.	431	38,161
		783,287

Beverage and Tobacco Product Manufacturing – 1.97%
Boston Beer Co., Inc. (a)	1,444	554,958
Coca-Cola Consolidated, Inc.	324	87,532
Keurig Dr Pepper, Inc.	9,611	297,365
National Beverage Corp.	122	6,056
PepsiCo, Inc.	33,451	4,543,649
		5,489,560

Broadcasting (except Internet) – 2.43%
CBS Corp.	559	22,572
Comcast Corp.	89,397	3,946,878
Discovery Communications, Inc. – Class A (a)	23,775	783,148

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Broadcasting (except Internet) – 2.43% (Continued)
Discovery Communications, Inc. – Class C (a)	14,742	$449,926
DISH Network Corp. (a)	110	3,759
Fox Corp.	326	11,403
Liberty Media Corp-Liberty Braves (a)	2,334	66,262
Sinclair Broadcast Group, Inc.	1,218	42,423
Walt Disney Co.	9,503	1,440,465
		6,766,836

Building Material and Garden Equipment and Supplies Dealers – 3.75%
Home Depot, Inc.	42,020	9,265,830
Lowe’s Companies, Inc.	10,261	1,203,718
		10,469,548

Chemical Manufacturing – 6.89%
Abbott Laboratories	149	12,732
AbbVie, Inc.	6,351	557,173
Allergan PLC (b)	80	14,795
Amgen, Inc.	3,682	864,239
Arena Pharmaceuticals, Inc. (a)	213	10,092
Bristol-Myers Squibb Co.	73,534	4,187,026
CF Industries Holdings, Inc.	793	36,644
Ecolab, Inc.	183	34,161
Eli Lilly & Co.	10,823	1,270,079
Estee Lauder Companies, Inc.	6,690	1,307,694
Horizon Therapeutics PLC (a)(b)	79,979	2,621,712
Innophos Holdings, Inc.	493	15,727
Innoviva, Inc. (a)	15,000	202,200
Johnson & Johnson	20,281	2,788,435
Kraton Corp. (a)	29,047	654,429
Merck & Co, Inc.	15,349	1,338,126
Myriad Genetics, Inc. (a)	29,517	759,768
SIGA Technologies, Inc. (a)	64,000	313,600
Supernus Pharmaceuticals, Inc. (a)	549	12,836
Trex Co., Inc. (a)	186	16,007
USANA Health Sciences, Inc. (a)	8,328	612,941
Vanda Pharmaceuticals, Inc. (a)	29,648	496,011
Veracyte, Inc. (a)	6,085	174,761
Vertex Pharmaceuticals, Inc. (a)	4,127	915,162
		19,216,350

Clothing and Clothing Accessories Stores – 1.78%
American Eagle Outfitters, Inc.	675	10,105
Gap, Inc.	1,059	17,590
Ross Stores, Inc.	15,963	1,854,102
TJX Companies, Inc.	38,144	2,331,743

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Clothing and Clothing Accessories Stores – 1.78% (Continued)
Urban Outfitters, Inc. (a)	853	$21,888
Zumiez, Inc. (a)	25,208	744,644
		4,980,072

Computer and Electronic Product Manufacturing – 17.92%
Advanced Micro Devices, Inc. (a)	25,702	1,006,233
Alphabet, Inc. (a)	5,640	7,359,859
Apple, Inc.	75,665	20,221,471
Broadcom, Inc.	83	26,246
Ciena Corp. (a)	971	36,859
Cirrus Logic, Inc. (a)	243	17,423
Cisco Systems, Inc.	29,316	1,328,308
Dell Technologies, Inc. (a)	834	40,441
EchoStar Corp. (a)	470	19,773
Enphase Energy, Inc. (a)	1,354	29,612
Intel Corp.	62,048	3,601,886
L3Harris Technologies, Inc.	6,496	1,306,281
Lam Research Corp.	7,500	2,001,225
Lattice Semiconductor Corp. (a)	10,595	200,140
Medtronic PLC (b)	113	12,587
Micron Technology, Inc. (a)	201,720	9,583,717
Motorola Solutions, Inc.	1,468	245,596
Napco Security Technologies, Inc. (a)	412	12,875
ON Semiconductor Corp. (a)	888	19,065
QUALCOMM, Inc.	190	15,875
Roper Technologies, Inc.	39	14,054
Rubicon Technology, Inc. (a)	610	4,965
Teradyne, Inc.	310	19,403
Thermo Fisher Scientific, Inc.	112	35,162
Western Digital Corp.	244	12,281
Zebra Technologies Corp. (a)	9,145	2,294,846
Zynex, Inc. (c)	49,746	522,333
		49,988,516

Construction of Buildings – 0.01%
KB Home	394	13,625
TRI Pointe Group, Inc. (a)	1,681	26,190
		39,815

Credit Intermediation and Related Activities – 2.63%
Amalgamated Bank	1,448	27,686
Capital One Financial Corp.	22,404	2,240,624
OneMain Holdings, Inc.	20,257	872,874
Regional Management Corp. (a)	1,256	40,820
Santander Consumer USA Holdings, Inc.	142,282	3,350,741
Wells Fargo & Co.	14,808	806,444
		7,339,189

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Data Processing, Hosting and Related Services – 2.58%
CoStar Group, Inc. (a)	61	$37,385
Match Group, Inc. (c)	3,555	250,556
Visa, Inc.	37,492	6,917,649
		7,205,590

Educational Services – 0.00%
ITT Educational Services, Inc. (a)	3,750	0

Electrical Equipment, Appliance, and Component Manufacturing – 0.03%
AO Smith Corp.	414	20,038
Armstrong World Industries, Inc.	269	25,829
Resideo Technologies, Inc. (a)	81	792
Woodward, Inc.	220	25,694
		72,353

Electronics and Appliance Stores – 0.25%
Aaron’s, Inc.	9,884	577,226
Best Buy Co., Inc.	1,500	120,960
		698,186

Fabricated Metal Product Manufacturing – 0.00%
ARC Group Worldwide, Inc. (a)	1,500	292

Food Manufacturing – 0.25%
Freshpet, Inc. (a)	11,730	630,370
Hershey Co.	234	34,669
Medifast, Inc.	324	28,483
		693,522

Food Services and Drinking Places – 1.21%
Chipotle Mexican Grill, Inc. (a)	915	744,737
Domino’s Pizza, Inc.	96	28,253
McDonald’s Corp.	151	29,366
Starbucks Corp.	4,386	374,696
Wendy’s Co.	10,000	214,400
Yum China Holdings, Inc.	19,370	862,352
Yum! Brands, Inc.	11,249	1,132,437
		3,386,241

Furniture and Home Furnishings Stores – 0.09%
RH (a)	1,255	258,015

Furniture and Related Product Manufacturing – 0.22%
Herman Miller, Inc.	8,920	426,198
Kimball International, Inc.	1,595	34,101
Sleep Number Corp. (a)	3,041	146,789
		607,088

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

General Merchandise Stores – 2.95%
Burlington Stores, Inc. (a)	1,929	$434,025
Dollar General Corp.	26,783	4,214,573
WalMart, Inc.	30,000	3,572,700
		8,221,298

Heavy and Civil Engineering Construction – 0.00%
Century Communities, Inc. (a)	478	13,623

Insurance Carriers and Related Activities – 5.79%
American International Group, Inc.	490	25,803
Anthem, Inc.	29,812	8,605,532
Berkshire Hathaway, Inc. (a)	292	64,328
Essent Group Ltd. (b)	2,331	127,389
Everest Re Group Ltd. (b)	100	27,126
Goosehead Insurance, Inc.	32,000	1,296,640
Humana, Inc.	38	12,967
Lincoln National Corp.	23,256	1,373,267
NMI Holdings, Inc. (a)	24,537	823,707
Prudential Financial, Inc.	7,525	704,490
Travelers Companies, Inc.	72	9,844
UnitedHealth Group, Inc.	3,948	1,104,927
Voya Financial, Inc.	33,992	1,981,054
		16,157,074

Leather and Allied Product Manufacturing – 0.98%
Crocs, Inc. (a)	6,839	238,681
Deckers Outdoor Corp. (a)	2,871	482,845
NIKE, Inc.	21,592	2,018,636
Tapestry, Inc.	208	5,593
		2,745,755

Machinery Manufacturing – 0.40%
Applied Materials, Inc.	280	16,212
Caterpillar, Inc.	1,008	145,888
CSW Industrials, Inc.	382	28,203
Cummins, Inc.	4,156	759,966
Deere & Co.	261	43,861
Gardner Denver Holdings, Inc. (a)	744	25,199
Ingersoll-Rand PLC (b)	286	37,498
Omega Flex, Inc.	296	28,360
USA Technologies, Inc. (a)	3,367	24,074
		1,109,261

Merchant Wholesalers, Durable Goods – 1.92%
Advanced Emissions Solutions, Inc.	7,680	78,106
Allison Transmission Holdings, Inc.	552	26,717

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Merchant Wholesalers, Durable Goods – 1.92% (Continued)
Arrow Electronics, Inc. (a)	8,818	$702,265
Builders FirstSource, Inc. (a)	128,896	3,275,247
ePlus, Inc. (a)	116	9,694
Fastenal Co.	13,889	493,337
GMS, Inc. (a)	16,779	519,478
Lawson Products, Inc. (a)	446	22,996
Ryerson Holding Corp. (a)	22,723	242,227
		5,370,067

Merchant Wholesalers, Nondurable Goods – 0.88%
Arrowhead Pharmaceuticals, Inc. (a)	30,834	2,251,190
Herbalife Nutrition Ltd. (a)(b)	303	13,820
Procter & Gamble Co.	309	37,716
Sysco Corp.	439	35,362
Tractor Supply Co.	304	28,710
US Foods Holding Corp. (a)	430	17,101
Veritiv Corp. (a)	113	2,072
Wingstop, Inc.	887	70,960
		2,456,931

Mining (except Oil and Gas) – 0.39%
Martin Marietta Materials, Inc.	2,938	788,559
Royal Gold, Inc.	274	32,132
Worthington Industries, Inc.	6,704	256,763
		1,077,454

Miscellaneous Manufacturing – 1.29%
ABIOMED, Inc. (a)	30	5,885
Brady Corp.	201	11,457
Cardiovascular Systems, Inc. (a)	13,467	613,557
Intuitive Surgical, Inc. (a)	55	32,610
Tandem Diabetes Care, Inc. (a)	542	37,414
YETI Holdings, Inc. (a)(c)	90,834	2,890,338
		3,591,261

Miscellaneous Store Retailers – 0.14%
Rent-A-Center, Inc.	15,000	390,450

Motion Picture and Sound Recording Industries – 0.19%
Netflix, Inc. (a)	1,612	507,232
World Wrestling Entertainment, Inc.	263	16,311
		523,543

Motor Vehicle and Parts Dealers – 0.01%
Lithia Motors, Inc.	115	18,467

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Nonstore Retailers – 3.98%
Amazon.com, Inc. (a)	6,054	$10,902,043
Systemax, Inc.	6,950	160,962
WW Grainger, Inc.	90	28,526
		11,091,531

Oil and Gas Extraction – 0.16%
Evolution Petroleum Corp.	17,929	93,410
Parsley Energy, Inc.	21,272	318,654
Renewable Energy Group, Inc. (a)	1,510	25,761
		437,825

Other Information Services – 0.24%
Chegg, Inc. (a)	13,689	530,722
VeriSign, Inc. (a)	750	143,055
Yelp, Inc. (a)	276	9,572
		683,349

Paper Manufacturing – 0.33%
Verso Corp. (a)	49,442	912,699

Personal and Laundry Services – 0.01%
Cintas Corp.	144	37,017

Petroleum and Coal Products Manufacturing – 0.19%
CVR Energy, Inc.	3,756	162,973
Delek US Holdings, Inc.	10,894	373,773
		536,746

Primary Metal Manufacturing – 0.03%
Olympic Steel, Inc.	5,542	92,884

Professional, Scientific, and Technical Services – 4.33%
AECOM (a)	700	30,331
Collectors Universe, Inc.	4,161	109,309
eBay, Inc.	370	13,142
EPAM Systems, Inc. (a)	89	18,855
Exact Sciences Corp. (a)	1,738	140,795
Facebook, Inc. (a)	24,916	5,024,062
FTI Consulting, Inc. (a)	699	76,184
Hackett Group, Inc.	641	9,827
Insperity, Inc.	29,758	2,314,280
Intelligent Systems Corp. (a)(c)	708	30,826
LivePerson, Inc. (a)	569	22,584
Telaria, Inc. (a)	6,739	56,203
Travelzoo (a)	798	8,243

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Professional, Scientific, and Technical Services – 4.33% (Continued)
Ubiquiti, Inc. (c)	1,484	$292,645
VMware, Inc. (a)	25,259	3,930,806
		12,078,092

Publishing Industries (except Internet) – 14.53%
Adobe, Inc. (a)	14,053	4,349,825
Avid Technology, Inc. (a)	3,243	25,522
Cadence Design Systems, Inc. (a)	12,156	853,959
eGain Corp. (a)	3,584	27,346
Fair Isaac Corp. (a)	1,000	367,750
InterActiveCorp (a)	14,074	3,134,280
Intuit, Inc.	22,896	5,927,545
Microsoft Corp.	115,806	17,530,712
News Corp.	852	10,974
Oracle Corp.	20,000	1,122,800
Paycom Software, Inc. (a)	9,000	2,491,290
Rosetta Stone, Inc. (a)	1,501	23,326
salesforce.com, Inc. (a)	25,077	4,084,793
Synopsys, Inc. (a)	1,000	141,040
Workday, Inc. (a)	160	28,659
Workiva, Inc. (a)	10,000	433,700
		40,553,521

Rail Transportation – 0.02%
CSX Corp.	321	22,965
Union Pacific Corp.	173	30,446
		53,411

Real Estate – 0.08%
Altisource Portfolio Solutions SA (a)(b)(c)	11,971	215,717

Rental and Leasing Services – 3.17%
Air Lease Corp.	130,171	6,043,840
Aircastle Ltd. (b)	22,939	733,819
CAI International, Inc. (a)	28,990	698,659
General Finance Corp. (a)	1,408	15,220
Triton International Ltd. (b)	332	12,576
United Rentals, Inc. (a)	8,718	1,334,290
		8,838,404

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.55%
CME Group, Inc.	145	29,396
MSCI, Inc.	2,178	564,516
S&P Global, Inc.	3,599	952,475
		1,546,387

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Specialty Trade Contractors – 0.80%
Comfort Systems USA, Inc.	763	$38,989
Quanta Services, Inc.	52,756	2,196,760
		2,235,749

Support Activities for Mining – 0.00%
Antero Resources Corp. (a)	924	1,839

Support Activities for Transportation – 0.03%
Radiant Logistics, Inc. (a)	10,528	56,325
Willis Lease Finance Corp. (a)	300	18,000
		74,325

Telecommunications – 0.43%
AT&T, Inc.	7,026	262,632
PayPal Holdings, Inc. (a)	3,190	344,552
T-Mobile US, Inc. (a)	5,578	438,152
Twilio, Inc. (a)	1,279	132,095
Vonage Holdings Corp. (a)	1,644	13,004
		1,190,435

Transportation Equipment Manufacturing – 0.81%
Boeing Co.	5,463	2,000,441
Commercial Vehicle Group, Inc. (a)	9,518	67,959
Garrett Motion, Inc. (a)	49	567
Marine Products Corp.	7,973	120,631
Meritor, Inc. (a)	2,416	61,004
		2,250,602

Utilities – 0.07%
TerraForm Power, Inc.	12,825	198,916

Water Transportation – 0.74%
Norwegian Cruise Line Holdings Ltd. (a)(b)	35,713	1,915,645
Scorpio Bulkers, Inc. (b)	21,854	133,746
Scorpio Tankers, Inc. (b)	302	10,372
		2,059,763
Total Common Stocks (Cost $157,770,047)		274,176,047

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

RIGHTS – 0.06% (a)(d)
Bristol-Myers Squibb Co. (Expiration: December 31, 2020) (c)	73,534	$158,098
DISH Network Corp. (Expiration: December 9, 2019)	6	4
Newstar Financial, Inc. CVR (e)	4,036	2,341
Total Rights (Cost $156,636)		160,443

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 1.61%
Money Market Fund – 1.61%
First American Government Obligations Fund, Class Y, 1.240% (f)	4,485,032	4,485,032
Total Investments Purchased with Proceeds
from Securities Lending (Cost $4,485,032)		4,485,032

SHORT-TERM INVESTMENTS – 1.71%
Money Market Fund – 1.71%
First American Treasury Obligations Fund, Class X, 1.584% (f)	4,788,389	4,788,389
Total Short-Term Investments (Cost $4,788,389)		4,788,389
Total Investments (Cost $167,200,104) – 101.65%		283,609,911
Liabilities in Excess of Other Assets – (1.65)%		(4,595,420)
TOTAL NET ASSETS – 100.00%		$279,014,491

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of November 30, 2019. Total value of securities out on loan is $4,345,952.
(d)	Illiquid security. The total market value of these securities were $160,443, representing 0.06% of net assets.
(e)	Fair valued security. Value determined using significant unobservable inputs.
(f)	Seven day yield as of November 30, 2019.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments

November 30, 2019

	Shares	Value
COMMON STOCKS – 98.79%

Australia – 10.14%
ASX Ltd.	889	$49,170
BHP Billiton Ltd.	229,031	5,905,587
Brambles Ltd.	5,492	46,686
Coca-Cola Amatil Ltd.	121,306	934,152
Cochlear Ltd.	33	5,229
Coles Group Ltd.	608	6,703
CSL Ltd.	77	14,776
Macquarie Group Ltd.	264	24,669
Magellan Financial Group Ltd.	22,021	781,503
Medibank Private Ltd.	945,078	2,086,824
Newcrest Mining Ltd.	2,532	52,728
QBE Insurance Group Ltd.	8,667	74,451
Rio Tinto Ltd.	69,981	4,588,083
Santos Ltd.	15,035	82,869
Sonic Healthcare Ltd.	1,211	24,700
Washington H Soul Pattinson & Co. Ltd.	15,000	226,451
Woolworths Group Ltd.	31,105	839,185
		15,743,766

Austria – 0.32%
Verbund AG	9,600	499,083

Belgium – 1.28%
Anheuser-Busch InBev SA/NV	8,154	646,353
Colruyt SA	25,850	1,338,626
		1,984,979

Bermuda – 0.05%
NWS Holdings Ltd.	9,925	13,317
Shangri-La Asia Ltd.	63,681	66,060
		79,377

Cayman Islands – 2.00%
Melco Resorts & Entertainment Ltd. – ADR	59,804	1,272,629
WH Group Ltd. (b)	1,534,616	1,575,875
Wynn Macau Ltd.	118,170	259,883
		3,108,387

Denmark – 3.19%
Carlsberg A/S	370	53,229
Coloplast A/S	21,613	2,553,486
H Lundbeck A/S	1,299	49,765
ISS A/S	6,318	145,013
Orsted A/S (b)	21,064	1,941,325
Pandora A/S	1,454	58,533

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Denmark – 3.19% (Continued)
Vestas Wind System A/S	1,668	$158,746
		4,960,097

Finland – 0.93%
Metso OYJ	757	29,025
Neste OYJ	41,874	1,415,470
		1,444,495

France – 12.40%
Aeroports de Paris	55	10,757
Alstom SA	105,390	4,595,919
Arkema SA	111	11,503
Atos SE	8,047	683,534
Dassault Systemes SE	8,957	1,411,014
Edenred	21,151	1,049,980
Hermes International	1,348	1,010,036
Ingenico Group SA	1,268	135,334
Kering SA	962	579,305
L’Oreal SA	6,402	1,825,351
LVMH Moet Hennessy Louis Vuitton SE	4,673	2,092,101
Peugeot SA	83,590	2,017,079
Rexel SA	58,174	710,172
Safran SA	3,830	626,197
Sartorius Stedim Biotech	2,277	361,496
Schneider Electric SE	577	55,661
SCOR SE	29,216	1,254,937
Sodexo SA	4,239	494,093
Thales SA	40	3,918
Veolia Environnement SA	984	25,195
Wendel SA	2,300	309,958
		19,263,540

Germany – 11.05%
Adidas AG	12,074	3,764,631
Beiersdorf AG	190	22,159
Carl Zeiss Meditec AG	500	61,097
Deutsche Boerse AG	173	26,476
Deutsche Lufthansa AG	103,466	1,962,193
Henkel AG & Co. KGaA	150	14,491
Kabel Deutschland Holding AG	7,275	825,603
MTU Aero Engines AG	6,226	1,685,457
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,669	4,209,137
Puma SE	52,320	3,927,803
SAP SE	4,000	543,424
Wirecard AG (c)	867	114,120
		17,156,591

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Hong Kong – 0.73%
AIA Group Ltd.	4,636	$46,393
Galaxy Entertainment Group Ltd.	39,273	257,173
SJM Holdings Ltd.	144,906	147,795
Techtronic Industries Co. Ltd.	91,640	688,755
		1,140,116

Ireland – 0.94%
Kerry Group PLC	585	75,026
KINGSPAN GROUP	25,703	1,384,152
		1,459,178

Israel – 1.26%
Israel Discount Bank Ltd.	397,672	1,829,023
Mizrahi Tefahot Bank Ltd.	2,500	66,794
Nice Ltd. (a)	179	27,111
Wix.com Ltd. (a)	343	41,465
		1,964,393

Italy – 0.52%
Leonardo SpA	69,389	810,164
Saipem SpA	131	599
		810,763

Japan – 12.68%
ABC-Mart, Inc.	9,066	604,222
Advantest Corp.	52,275	2,560,499
Alfresa Holdings Corp.	1,968	40,695
Bandai Namco Holdings, Inc.	11,009	667,767
Daifuku Co Ltd.	680	39,607
Daiichi Sankyo Co Ltd.	41,272	2,589,642
FUJIFILM Holdings Corp.	4,267	201,766
Fujitsu Ltd.	28,668	2,608,601
Hitachi Chemical Co. Ltd.	819	29,485
Hitachi High-Technologies Corp.	13,278	867,308
Hitachi Ltd.	35,089	1,381,946
Hoya Corp.	10,217	933,465
ITOCHU Corp.	110,730	2,417,713
Kakaku.com, Inc.	4,600	111,121
Kaneka Corp.	500	16,204
Keio Corp.	1,069	68,621
Keisei Electric Railway Co. Ltd.	8,982	370,574
Mitsui Chemicals, Inc.	394	9,448
MonotaRO Co Ltd.	715	20,138
Nabtesco Corp.	577	17,738
Nagoya Railroad Co. Ltd.	16,482	525,548
Nexon Co. Ltd.	1,342	18,334
Nippon Yusen KK	50,378	865,261

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Japan – 12.68% (Continued)
Obayashi Corp.	105,572	$1,119,643
Pigeon Corp.	3,735	173,800
SBI Holdings, Inc.	8,349	173,535
Seven Bank Ltd.	104,205	322,964
Shimizu Corp.	2,541	24,354
SMC Corp.	66	29,948
SoftBank Group Corp.	835	32,484
Subaru Corp.	38	996
SUMCO Corp.	4,457	69,026
Suzuken Co. Ltd.	1,832	80,174
Taisho Pharmaceutical Holdings Co Ltd.	5,092	376,110
Toho Co. Ltd.	103	4,186
Toho Gas Co Ltd.	7,953	300,449
Yamazaki Baking Co. Ltd.	279	5,119
Yokogawa Electric Corp.	1,012	18,549
		19,697,040

Jersey – 0.42%
Experian PLC	4,542	150,663
Ferguson PLC	5,753	500,899
		651,562

Luxembourg – 0.06%
Millicom International Cellular SA	1,799	80,479
Tenaris SA	636	6,759
		87,238

Netherlands – 6.61%
Adyen NV (a)(b)	66	50,613
Airbus SE	380	55,839
ASML Holding NV	8,000	2,168,667
EXOR NV	2,931	223,677
Ferrari NV	72	12,152
Fiat Chrysler Automobiles NV	31,810	468,170
Heineken Holding NV	360	34,500
Heineken NV	1,799	186,358
ING Groep NV	180	2,070
Koninklijke DSM NV	4,688	600,710
Koninklijke KPN NV	150,084	462,233
Koninklijke Philips NV	496	23,029
Koninklijke Vopak NV	21,400	1,140,920
NN Group NV	5,000	191,793
Prosus NV (a)	957	65,237
STMicroelectronics NV	818	19,996
Unilever NV	32,794	1,951,003
Wolters Kluwer NV	36,376	2,612,601
		10,269,568

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

New Zealand – 0.50%
a2 Milk Co. Ltd. (a)	75,000	$747,613
Mercury NZ Ltd.	10,033	30,923
		778,536

Norway – 0.42%
Marine Harvest ASA	26,016	645,198

Portugal – 0.19%
Galp Energia SGPS SA	276	4,489
Jeronimo Martins SGPS SA	17,723	283,014
		287,503

Singapore – 0.99%
ComfortDelGro Corp. Ltd.	26,748	45,991
DBS Group Holdings Ltd.	8,130	150,039
Fraser & Neave Ltd.	14,289	17,978
Sembcorp Industries Ltd.	8,480	13,587
Singapore Exchange Ltd.	27,506	177,951
United Overseas Bank Ltd.	2,566	48,423
Wilmar International Ltd.	362,000	1,083,085
		1,537,054

Spain – 1.34%
Aena SME SA (b)	2,076	380,931
Amadeus IT Group SA	242	19,255
Cellnex Telecom SA (b)	24,005	1,030,609
Ferrovial SA	13,717	406,987
Industria de Diseno Textil SA	7,663	238,430
		2,076,212

Sweden – 4.42%
Atlas Copco AB – Class A	556	20,373
Atlas Copco AB – Class B	623	20,141
Boliden AB	46,738	1,205,500
Epiroc AB – Class A	556	6,491
Epiroc AB – Class B	623	7,003
Essity AB	5,840	183,560
L E Lundbergforetagen AB	1,380	54,702
Lundin Petroleum AB	41,268	1,272,125
Sandvik AB	31,528	573,350
Swedish Match AB	47,002	2,251,361
Telefonaktiebolaget LM Ericsson	141,173	1,272,221
		6,866,827

Switzerland – 15.33%
Alcon, Inc. (a)	1,201	66,341
Barry Callebaut AG	230	462,529
Coca-Cola HBC AG	619	20,640

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Switzerland – 15.33% (Continued)
Credit Suisse Group AG	22,637	$296,331
Dufry AG	5,782	564,453
Geberit AG	108	57,984
Kuehne + Nagel International AG	250	40,633
Nestle SA	60,689	6,302,239
Novartis AG	82,111	7,569,478
Roche Holding AG	21,503	6,629,224
SGS SA	10	26,031
Sonova Holding AG	4,874	1,113,647
Temenos AG	4,370	663,018
		23,812,548

United Kingdom – 11.00%
3i Group PLC	227,186	3,145,059
Anglo American PLC	42,959	1,124,053
Ashtead Group PLC	353	10,717
AstraZeneca PLC	10,303	995,345
Auto Trader Group PLC (b)	300,000	2,179,049
Berkeley Group Holdings PLC	1,052	62,361
Carnival PLC	4,561	190,825
Halma PLC	8,542	232,396
Hargreaves Lansdown PLC	35,000	838,692
Kingfisher PLC	2,816	7,634
London Stock Exchange Group PLC	178	15,828
Next PLC	9,212	804,902
Persimmon PLC	520	17,195
RELX PLC	951	23,022
Rio Tinto PLC	52,038	2,832,875
Sage Group PLC	2,171	21,139
Smith & Nephew PLC	8,263	184,436
Smiths Group PLC	496	10,643
Spirax-Sarco Engineering PLC	5,000	576,334
Standard Chartered PLC	128,463	1,155,778
Unilever PLC	45,000	2,665,675
		17,093,958

United States – 0.02%
Ball Corp.	540	35,365
Total Common Stocks (Cost $128,317,190)		153,453,374

PREFERRED STOCKS – 0.52%
Germany – 0.52%
Porsche Automobil Holding SE, 3.254% (e)(f)	10,227	755,369
Sartorius AG, 0.326% (e)(f)	239	50,318
Total Preferred Stocks (Cost $701,815)		805,687

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 0.07%
Money Market Fund – 0.07%
First American Government Obligations Fund, Class Y, 1.240% (d)	118,190	$118,190
Total Investments Purchased with Proceeds
from Securities Lending (Cost $118,190)		118,190

SHORT-TERM INVESTMENTS – 0.06%
Money Market Fund – 0.06%
First American Treasury Obligations Fund, Class X, 1.584% (d)	89,206	89,206
Total Short-Term Investments (Cost $89,206)		89,206
Total Investments (Cost $129,226,401) – 99.44%		154,466,457
Other Assets in Excess of Liabilities – 0.56%		863,809
TOTAL NET ASSETS – 100.00%		$155,330,266

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $7,158,402, represents 4.61% of net assets.
(c)	All or portion of this security is out on loan as of November 30, 2019. Total value of securities out on loan is $113,335.
(d)	Seven day yield as of November 30, 2019.
(e)	Dividend yield as of November 30, 2019.
(f)	Perpetual preferred stock with no stated maturity.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments

November 30, 2019

	Shares	Value
COMMON STOCKS – 15.23%

Australia – 0.00%
OneMarket Ltd. (a)	3,750	$2,460

Bermuda – 1.38%
Brookfield Property Partners LP	11,933	226,209
Gemdale Properties & Investment Corp Ltd.	6,650,633	772,730
HKC Holdings Ltd.	26,889	22,478
Hongkong Land Holdings Ltd.	30,000	164,946
Hopson Development Holdings Ltd.	256,232	246,569
K Wah International Holdings Ltd.	65,000	35,633
Kerry Properties Ltd.	14,618	47,164
Road King Infrastructure Ltd.	176,807	321,705
Shanghai Industrial Urban Development Group Ltd.	326,585	40,480
Sinolink Worldwide Holdings Ltd. (a)	950,000	56,452
		1,934,366

Brazil – 0.35%
BR Malls Participacoes SA	51,271	190,615
Construtora Tenda SA	39,630	222,876
Direcional Engenharia SA	27,778	76,044
		489,535

Cayman Islands – 2.63%
Aoyuan Healthy Life Group Co. Ltd.	4,888	3,624
China Aoyuan Group Ltd.	415,543	594,336
China Resources Land Ltd.	282,000	1,220,837
Longfor Group Holdings Ltd. (b)	112,216	459,340
Powerlong Real Estate Holdings Ltd.	595,061	346,630
Shui On Land Ltd.	866,903	181,464
Times China Holdings Ltd.	343,307	646,278
Times Neighborhood Holdings Ltd. (a)(c)(f)	132,041	82,715
Yuzhou Properties Co. Ltd.	325,480	149,875
		3,685,099

Finland – 0.06%
Kojamo OYJ	4,982	82,227

Germany – 1.49%
DIC Asset AG	11,325	189,164
TAG Immobilien AG	20,536	493,869
TLG Immobilien AG	29,704	922,921
Vonovia SE	9,234	480,648
		2,086,602

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Hong Kong – 1.18%
Henderson Land Development Co. Ltd.	2,213	$10,651
Hysan Development Co. Ltd.	50,000	188,452
Liu Chong Hing Investment Ltd.	13,337	18,253
New World Development Co. Ltd.	269,855	352,119
Poly Property Group Co. Ltd.	204,152	73,046
Sino Land Co. Ltd.	134,144	201,337
Wheelock & Co. Ltd.	129,609	805,843
		1,649,701

Indonesia – 0.07%
Bumi Serpong Damai Tbk PT (a)	384,000	34,019
Ciputra Development Tbk PT	387,000	27,538
Pakuwon Jati Tbk PT	900,000	36,056
		97,613

Israel – 0.11%
Azrieli Group Ltd.	1,866	145,552

Japan – 0.75%
Aeon Mall Co. Ltd.	215	3,459
Heiwa Real Estate Co. Ltd.	5,239	125,969
Leopalace21 Corp.	4,404	11,510
Mitsui Fudosan Co. Ltd.	17,812	443,525
Nomura Real Estate Holdings, Inc.	10,000	241,903
Sumitomo Realty & Development Co. Ltd.	5,200	181,313
Tokyo Tatemono Co. Ltd.	2,402	36,575
		1,044,254

Jersey – 0.03%
Atrium Eurpopean Real Estate Ltd.	10,533	41,315

Luxembourg – 0.88%
ADO Properties SA (b)	4,077	158,838
Aroundtown SA	123,995	1,075,977
		1,234,815

Malaysia – 0.04%
IOI Properties Group Bhd	159,442	43,925
UOA Development Bhd	32,200	15,497
		59,422

Mexico – 0.12%
Corp Inmobiliaria Vesta SA de CV	101,225	171,859

Netherlands – 0.08%
Eurocommercial Properties NV	3,788	109,014

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

New Zealand – 0.22%
Argosy Property Ltd.	110,786	$100,254
Kiwi Property Group Ltd.	103,269	104,741
Precinct Properties New Zealand Ltd.	89,355	104,164
		309,159

Norway – 0.07%
Entra ASA (b)	6,138	93,179

Philippines – 0.69%
Altus San Nicolas Corp. (a)(c)(f)	5,707	1
Ayala Land, Inc.	75,000	67,139
Megaworld Corp.	1,000,000	87,186
Robinsons Land Corp.	296,391	152,890
SM Prime Holdings, Inc.	860,876	660,477
		967,693

Singapore – 1.13%
United Industrial Corp. Ltd.	185,000	394,977
UOL Group Ltd.	138,912	788,226
Wing Tai Holdings Ltd.	235,663	337,836
Yanlord Land Group Ltd.	72,611	62,100
		1,583,139

Sweden – 1.91%
Castellum AB	10,217	218,714
Catena AB	4,952	204,774
Dios Fastigheter AB	12,382	106,671
Fabege AB	28,199	440,814
Hembla AB (a)	4,274	95,733
Hemfosa Fastigheter AB	38,441	468,854
Klovern AB	151,640	295,478
Kungsleden AB	59,821	572,514
Nyfosa AB (a)	33,360	251,863
Wihlborgs Fastigheter AB	1,204	20,166
		2,675,581

Switzerland – 1.24%
Allreal Holding AG	887	169,801
PSP Swiss Property AG	10,203	1,327,409
Swiss Prime Site AG	2,244	236,896
		1,734,106

Thailand – 0.28%
Central Pattana PLC	55,664	114,693
Central Pattana PLC-NVDR	130,689	269,277
		383,970

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

United Kingdom – 0.46%
Capital & Counties Properties PLC	2,002	$6,275
Daejan Holdings PLC	8,746	604,015
Helical PLC	6,446	35,255
		645,545

United States – 0.06%
Ashford, Inc. (a)	1	24
CBRE Group, Inc. (a)	541	30,848
Forestar Group, Inc. (a)	2,018	41,167
Kennedy-Wilson Holdings, Inc.	745	16,844
		88,883
Total Common Stocks (Cost $18,837,130)		21,315,089

REAL ESTATE INVESTMENT TRUSTS – 81.95%

Australia – 5.51%
Abacus Property Group	982	2,569
BWP Trust	369,933	1,065,034
Charter Hall Retail REIT	79,372	246,976
Charter Hall Social Infrastructure REIT	10,245	23,977
Cromwell Property Group	317,286	262,975
Dexus	191,841	1,585,196
GDI Property Group	100,000	104,503
Goodman Group	96,191	963,307
GPT Group	302,236	1,255,586
Mirvac Group	474,912	1,081,285
Scentre Group	150,000	399,293
Vicinity Centres	400,000	724,324
		7,715,025

Belgium – 1.23%
Aedifica SA	505	61,751
Befimmo SA	2,586	166,628
Cofinimmo SA	2,010	297,279
Intervest Offices & Warehouses NV	1,309	39,266
Montea CVA	2,237	194,959
Warehouses De Pauw CVA	5,411	957,522
		1,717,405

Canada – 4.81%
Artis Real Estate Investment Trust	4,019	35,733
Canadian Apartment Properties REIT	20,731	865,261
Dream Global Real Estate Investment Trust (a)	25,017	316,032
Dream Office Real Estate Investment Trust	8,524	194,891
Granite Real Estate Investment Trust	45,674	2,357,113
H&R Real Estate Investment Trust	14,434	234,500

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Canada – 4.81% (Continued)
InterRent Real Estate Investment Trust	86,016	$1,067,186
Killam Apartment Real Estate Investment Trust	21,888	328,081
Morguard Real Estate Investment Trust	30,000	265,829
RioCan Real Estate Investment Trust	14,014	286,336
SmartCentres Real Estate Investment Trust	13,752	331,609
Summit Industrial Income REIT	45,065	435,620
WPT Industrial Real Estate Investment Trust	1,100	15,488
		6,733,679

France – 1.62%
Covivio	2,503	276,894
Gecina SA	8,888	1,535,512
Societe de la Tour Eiffel	10,381	451,790
		2,264,196

Germany – 0.07%
alstria office REIT-AG	5,071	92,549

Guernsey – 0.40%
BMO Commercial Property Trust	6,935	10,644
Picton Property Income Ltd.	50,000	59,810
Regional REIT Ltd. (b)	41,250	57,718
Schroder Real Estate Investment Trust Ltd.	33,987	23,736
Standard Life Investment Property Income Trust Ltd.	32,558	37,140
UK Commercial Property REIT Ltd.	327,205	371,070
		560,118

Hong Kong – 3.53%
Champion REIT	2,157,076	1,389,318
Hui Xian Real Estate Investment Trust	347,122	161,489
Link REIT	331,043	3,380,464
Unibail-Rodamco-Westfield – CDI	1	8
		4,931,279

Ireland – 0.10%
Irish Residential Properties REIT PLC	73,680	142,890

Italy – 0.03%
Immobiliare Grande Distribuzione SIIQ SpA	6,260	44,418

Japan – 5.65%
Advance Residence Investment Corp.	5	16,152
AEON REIT Investment Corp.	230	320,129
Comforia Residential REIT, Inc.	32	102,358
Daiwa Office Investment Corp.	122	915,845
Frontier Real Estate Investment Corp.	3	13,050

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Japan – 5.65% (Continued)
Fukuoka REIT Corp.	3	$5,106
Global One Real Estate Investment Corp.	379	504,664
GLP J-REIT	13	17,299
Hankyu Hanshin REIT, Inc.	85	134,129
Heiwa Real Estate REIT, Inc.	80	102,285
Hulic Reit, Inc.	422	778,933
Japan Excellent, Inc.	95	160,620
Japan Logistics Fund, Inc.	14	35,851
Japan Rental Housing Investments, Inc.	93	92,388
Japan Retail Fund Investment Corp.	11	25,062
Kenedix Office Investment Corp.	117	885,760
Kenedix Retail REIT Corp.	80	205,593
Marimo Regional Revitalization REIT, Inc.	120	146,737
MCUBS MidCity Investment Corp.	570	615,996
Mori Trust Sogo Reit, Inc.	40	71,906
Nippon Accommodations Fund, Inc.	66	414,988
NIPPON REIT Investment Corp.	85	376,250
Nomura Real Estate Master Fund, Inc.	188	343,046
Ooedo Onsen Reit Investment Corp.	120	105,163
Orix JREIT, Inc.	181	397,722
Premier Investment Corp.	480	716,361
Tokyu REIT, Inc.	200	382,275
United Urban Investment Corp.	9	17,508
		7,903,176

Malaysia – 0.09%
IGB Real Estate Investment Trust	108,000	49,649
KLCCP Stapled Group	25,200	48,278
Sunway Real Estate Investment Trust	64,000	28,502
		126,429

Mexico – 0.27%
Concentradora Fibra Danhos SA de CV	21,000	30,836
Fibra Uno Administracion SA de CV	100,000	153,276
Macquarie Mexico Real Estate Management SA de CV (b)	80,366	110,576
PLA Administradora Industrial S de RL de CV	30,000	48,635
Prologis Property Mexico SA de CV	18,000	38,010
		381,333

Netherlands – 0.35%
NSI NV	4,907	218,423
Vastned Retail NV	8,078	245,648
Wereldhave NV	831	19,874
		483,945

New Zealand – 0.13%
Goodman Property Trust	134,956	184,994

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

Singapore – 1.79%
CapitaLand Commercial Trust	36,384	$53,446
Fortune Real Estate Investment Trust	1,315,802	1,528,095
Mapletree Commercial Trust	108,937	187,958
Mapletree Industrial Trust	6,896	12,654
Mapletree Logistics Trust	398,081	491,829
Mapletree North Asia Commercial Trust	158,163	136,455
Starhill Global REIT	171,918	90,476
		2,500,913

South Africa – 0.57%
Arrowhead Properties Ltd.	65,367	16,866
Fortress REIT Ltd. – Class A	79,360	106,984
Growthpoint Properties Ltd.	48,281	75,173
Hyprop Investments Ltd.	30,746	123,693
Redefine Properties Ltd.	34,217	19,185
SA Corporate Real Estate Ltd.	1,056,595	232,948
Vukile Property Fund Ltd.	167,036	224,607
		799,456

Spain – 0.54%
Lar Espana Real Estate Socimi SA	8,340	72,376
Merlin Properties Socimi SA	47,468	677,362
		749,738

United Kingdom – 3.65%
Assura PLC	219,035	214,723
Big Yellow Group PLC	22,607	323,087
Derwent London PLC	10,133	484,592
Hansteen Holdings PLC	179,858	240,983
Impact Healthcare REIT PLC	17,459	24,612
Land Securities Group PLC	1,686	20,886
Primary Health Properties PLC	18,871	35,925
Segro PLC	96,824	1,118,324
Shaftesbury PLC	1,209	14,182
Target Healthcare REIT PLC	16,666	25,003
Tritax Big Box REIT PLC	250,000	478,800
UNITE Group PLC	65,148	1,052,832
Workspace Group PLC	75,110	1,077,231
		5,111,180

United States – 51.61%
Agree Realty Corp.	47,467	3,549,582
American Assets Trust, Inc.	11,815	561,567
American Tower Corp.	728	155,814
Americold Realty Trust	104,666	3,937,535
Apartment Investment & Management Co.	25,099	1,349,573
Apple Hospitality REIT, Inc.	341	5,545

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

United States – 51.61% (Continued)
AvalonBay Communities, Inc.	17,084	$3,662,980
Boston Properties, Inc.	28	3,879
Braemar Hotels & Resorts, Inc.	332	3,257
Brandywine Realty Trust	2,129	32,850
Brixmor Property Group, Inc.	26,852	589,133
Brookfield Property REIT, Inc.	753	14,322
Camden Property Trust	27,055	3,017,985
CareTrust REIT, Inc.	75,000	1,566,000
Chatham Lodging Trust	615	11,255
Community Healthcare Trust, Inc.	8,974	427,162
Cousins Properties, Inc.	19,285	780,850
CubeSmart	26,694	823,243
DiamondRock Hospitality Co.	23,056	237,477
Douglas Emmett, Inc.	378	16,658
Duke Realty Corp.	7,821	275,143
EastGroup Properties, Inc.	4,529	616,805
EPR Properties	17,597	1,247,979
Equity Commonwealth	104,407	3,429,770
Equity LifeStyle Properties, Inc.	11,908	882,145
Equity Residential	22,395	1,905,815
Extra Space Storage, Inc.	172	18,241
Federal Realty Investment Trust	223	29,452
First Industrial Realty Trust, Inc.	9,846	419,243
Four Corners Property Trust, Inc.	22,064	624,852
Gaming & Leisure Properties, Inc.	416	17,555
Getty Realty Corp.	92,002	3,087,587
Healthpeak Properties, Inc.	19,011	663,104
Host Hotels & Resorts, Inc.	27,732	485,033
Independence Realty Trust, Inc.	1,576	23,545
Investors Real Estate Trust	2,981	230,491
Invitation Homes, Inc.	635	19,387
JBG SMITH Properties	30,588	1,219,849
Kilroy Realty Corp.	16,867	1,404,009
Kimco Realty Corp.	199	4,302
Liberty Property Trust	37,024	2,281,419
Life Storage, Inc.	17,697	1,938,175
LTC Properties, Inc.	21,342	999,019
Medical Properties Trust, Inc.	148,929	3,091,766
Mid-America Apartment Communities, Inc.	3,811	518,715
National Health Investors, Inc.	15,000	1,214,850
National Retail Properties, Inc.	1,500	83,610
National Storage Affiliates Trust	586	19,631
Omega Healthcare Investors, Inc.	8,519	358,054
Paramount Group, Inc.	52,000	706,680

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value

United States – 51.61% (Continued)
Park Hotels & Resorts, Inc.	647	$15,302
Piedmont Office Realty Trust, Inc.	155,343	3,436,187
Prologis, Inc.	28,533	2,612,196
PS Business Parks, Inc.	14,536	2,566,912
Public Storage	2,559	539,130
Realty Income Corp.	186	14,253
Regency Centers Corp.	200	13,008
Retail Properties of America, Inc.	80,000	1,138,400
Retail Value, Inc.	4,776	169,596
Rexford Industrial Realty, Inc.	46,998	2,249,324
Ryman Hospitality Properties, Inc.	1,153	102,882
SBA Communications Corp.	230	54,388
Simon Property Group, Inc.	10,390	1,571,072
SITE Centers Corp.	1,298	18,808
SL Green Realty Corp.	2,019	172,281
Spirit MTA REIT	586	398
Spirit Realty Capital, Inc.	7,200	377,280
STAG Industrial, Inc.	539	16,704
STORE Capital Corp.	2,000	81,420
Sun Communities, Inc.	4,009	660,322
Sunstone Hotel Investors, Inc.	3,379	47,306
Terreno Realty Corp.	42,460	2,450,791
UDR, Inc.	11,157	536,094
Universal Health Realty Income Trust	7,733	921,774
Urstadt Biddle Properties, Inc.	8,298	202,222
Ventas, Inc.	258	15,044
VEREIT, Inc.	1,904	18,583
VICI Properties, Inc.	62,408	1,543,350
Washington Prime Group, Inc. (d)	2,929	12,185
Weingarten Realty Investors	1,731	55,115
Welltower, Inc.	216	18,267
WP Carey, Inc.	24,166	2,015,928
		72,209,415
Total Real Estate Investment Trusts (Cost $89,140,965)		114,652,138

RIGHTS – 0.00%
Cayman Islands – 0.00%
Times China Holdings Ltd. (a)(c)(f)	14,304	0
Total Rights (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

November 30, 2019

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 0.01%
Money Market Fund – 0.01%
First American Government Obligations Fund, Class Y, 1.240% (e)	13,770	$13,770
Total Investments Purchased with Proceeds
from Securities Lending (Cost $13,770)		13,770

LIQUIDATING TRUSTS – 0.01%
United States – 0.01%
Winthrop Realty Trust (a)(c)(f)	9,590	11,604
Total Liquidating Trusts (Cost $19,138)		11,604

SHORT-TERM INVESTMENTS – 1.76%
Money Market Fund – 1.76%
First American Treasury Obligations Fund, Class X, 1.584% (e)	2,457,879	2,457,879
Total Short-Term Investments (Cost $2,457,879)		2,457,879
Total Investments (Cost $110,468,882) – 98.96%		138,450,480
Other Assets in Excess of Liabilities – 1.04%		1,451,425
TOTAL NET ASSETS – 100.00%		$139,901,905

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $879,651, represents 0.63% of net assets.
(c)	Illiquid security. The total market value of these securities was $94,320, representing 0.07% of net assets.
(d)	All or portion of this security is out on loan as of November 30, 2019. Total value of securities out on loan is $12,060.
(e)	Seven day yield as of November 30, 2019.
(f)	Fair valued security. Value determined using significant unobservable inputs.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
CDI
CHESS Depositary Interests are a way of allowing securities of foreign companies to be traded on the Australian Stock Exchange. CDIs afford shareholders all of the same direct economic benefits as ordinary shares, such as the right to dividends and to participate in rights offers.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

CVA	Commanditaire Vennootschap op Aandelen is a Belgium term for limited partnership with shares.
LP	Limited Partnership.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SA de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
S de RL de CV
Sociedad De Responsabilidad Limitada De Capital Variable is a nonnegotiable stock limited liability corporation of two or more persons whose liabilities for acts of the corporation are limited to their capital contribution.

SE	Societas Europaea is a term for a European Public Limited Liability Company.
SIIQ	An Italian term for listed Real Estate Investment Company.
SpA	Società per Azioni is the Italian term for a limited share company.
Tbk PT	Perseroan Terbatas is an Indonesian term that refers to a Limited Liability Company. Tbk is added if the shares become publicly listed on the stock exchange.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $167,200,104, $129,226,401 and $110,468,882, respectively)(1)
Foreign currencies (cost $0, $233,017 and $1,322,948, respectively)
Receivables:
Dividends and interest
Fund shares sold
Securities lending (Note 9)
Other assets
Total Assets

Liabilities
Payable for collateral on securities loaned
Payable to the Advisor
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities
Total Liabilities
Net Assets

Net Assets Consist Of:
Paid-in capital
Total distributable earnings
Net Assets

(1)	Includes loaned securities with a value of

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share(2)

(2)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee of the net amount of the redemption on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

November 30, 2019

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$283,609,911	$154,466,457	$138,450,480
—	231,790	1,319,000

232,582	1,042,615	359,068
1,700	1,247	48
7,698	84	3
18,286	5,254	8,889
283,870,177	155,747,447	140,137,488

4,485,032	118,190	13,770
178,593	106,039	71,102
46,265	47,602	38,743
97,949	101,396	71,354
47,847	43,954	40,614
4,855,686	417,181	235,583
$279,014,491	$155,330,266	$139,901,905

$127,006,518	$121,345,228	$113,300,866
152,007,973	33,985,038	26,601,039
$279,014,491	$155,330,266	$139,901,905

$4,345,952	$113,335	$12,060

12,013,409	10,424,836	11,361,460

$23.23	$14.90	$12.31

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statements of Operations

Investment Income
Dividend income(1)
Interest income
Securities lending income
Total investment income

Expenses
Management fees
Administration and accounting fees
Transfer agent fees and expenses
Federal and state registration fees
Audit and tax fees
Legal fees
Reports to shareholders
Custody fees
Chief Compliance Officer fees
Trustees’ fees and related expenses
Other expenses
Total expenses before recoupment or waivers
Expense recoupment by Advisor (Note 4)
Less waivers by Advisor (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain from investments
Change in net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Realized and Unrealized Gain on Investments
Net Increase in Net Assets from Operations

(1)	Net of foreign taxes withheld of $0, $573,262 and $239,516, respectively.

The accompanying notes are an integral part of these financial statements.

For the Year Ended November 30, 2019

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$3,802,214	$5,878,434	$5,060,276
13,890	14,721	4,345
149,519	25,596	3,222
3,965,623	5,918,751	5,067,843

2,334,694	1,633,187	944,893
193,098	178,376	143,121
186,673	119,877	95,060
22,457	22,977	21,201
19,514	21,505	22,001
17,276	15,662	14,504
16,827	16,339	14,289
11,521	101,783	47,560
10,764	10,764	10,764
8,410	8,395	8,395
21,482	45,564	36,344
2,842,716	2,174,429	1,358,132
—	17,090	—
(112,837)	(42,101)	—
2,729,879	2,149,418	1,358,132

1,235,744	3,769,333	3,709,711

36,082,885	6,943,284	1,867,162

(8,129,974)	6,494,076	16,132,712
—	(9,959)	(5,616)
27,952,911	13,427,401	17,994,258
$29,188,655	$17,196,734	$21,703,969

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2019	2018
From Operations
Net investment income	$1,235,744	$218,075
Net realized gain from investments	36,082,885	18,038,665
Net change in unrealized depreciation on investments	(8,129,974)	(1,108,871)
Net increase in net assets from operations	29,188,655	17,147,869

From Distributions
Net dividends and distributions	(19,608,899)	(8,625,737)
Net decrease in net assets resulting
from dividends and distributions paid	(19,608,899)	(8,625,737)

From Capital Share Transactions
Proceeds from shares sold	29,192,737	37,509,548
Net asset value of shares issued
to distributions declared	19,478,237	8,522,142
Cost for shares redeemed*	(55,629,919)	(85,259,762)
Net decrease in net assets from
capital share transactions	(6,958,945)	(39,228,072)

Total Increase (Decrease) in Net Assets	2,620,811	(30,705,940)

Net Assets
Beginning of year	276,393,680	307,099,620
End of year	$279,014,491	$276,393,680

* Net of redemption fees of	$1,141	$5,912

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2019	2018

From Operations
Net investment income	$3,769,333	$2,869,420
Net realized gain from investments	6,943,284	2,406,932
Net change in unrealized appreciation
(depreciation) on investments	6,484,117	(33,109,956)
Net increase (decrease) in net assets from operations	17,196,734	(27,833,604)

From Distributions
Net dividends and distributions	(3,490,210)	(3,672,334)
Net decrease in net assets resulting
from dividends and distributions paid	(3,490,210)	(3,672,334)

From Capital Share Transactions
Proceeds from shares sold	31,665,765	47,907,405
Net asset value of shares issued
to distributions declared	2,466,695	2,692,715
Cost for shares redeemed*	(105,754,067)	(45,585,106)
Net increase (decrease) in net assets from
capital share transactions	(71,621,607)	5,015,014

Total Decrease in Net Assets	(57,915,083)	(26,490,924)

Net Assets
Beginning of year	213,245,349	239,736,273
End of year	$155,330,266	$213,245,349

* Net of redemption fees of	$1,118	$1,304

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2019	2018

From Operations
Net investment income	$3,709,711	$3,747,778
Net realized gain (loss) from investments	1,867,162	(176,594)
Net change in unrealized appreciation
(depreciation) on investments	16,127,096	(3,131,785)
Net increase in net assets from operations	21,703,969	439,399

From Distributions
Net dividends and distributions	(3,713,156)	(5,640,614)
Net decrease in net assets resulting from
dividends and distributions paid	(3,713,156)	(5,640,614)

From Capital Share Transactions
Proceeds from shares sold	10,092,466	33,613,283
Net asset value of shares issued
to distributions declared	3,076,082	4,874,695
Cost for shares redeemed*	(39,622,567)	(20,358,257)
Net increase (decrease) in net assets from
capital share transactions	(26,454,019)	18,129,721

Total Increase (Decrease) in Net Assets	(8,463,206)	12,928,506

Net Assets
Beginning of year	148,365,111	135,436,605
End of year	$139,901,905	$148,365,111

* Net of redemption fees of	$395	$1,198

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

Gerstein Fisher Multi-Factor® Growth Equity Fund

Financial Highlights

Net Asset Value, Beginning of Year

Income from investment operations:
Net investment income(1)
Net realized and unrealized gain on investments
Total from investment operations

Less distributions paid:
From net investment income
From net realized gain on investments
Total distributions paid
Paid-in capital from redemption fees (Note 2)(2)
Net Asset Value, End of Year

Total Return

Supplemental Data and Ratios:
Net assets at end of year (000’s)
Ratio of expenses to average net assets:
Before waiver, expense reimbursement, and recoupments
After waiver, expense reimbursement, and recoupments
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement, and recoupments
After waiver, expense reimbursement, and recoupments
Portfolio turnover rate

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Rounds to less than 0.5 cent per share.
(3)
The ratio of expenses to average net assets include interest expenses. The annualized before waiver, expense reimbursement, and recoupments excluding interest expense was 1.01%. The annualized after waiver, expense reimbursement, and recoupments excluding interest expense was 0.99%.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Year

Year Ended November 30,
2019	2018		2017	2016	2015
$22.67	$22.04		$18.07	$17.84	$18.77

0.10	0.02		0.07	0.11	0.11
2.07	1.23		4.22	0.54	0.44
2.17	1.25		4.29	0.65	0.55

(0.13)	(0.08)		(0.10)	(0.11)	(0.07)
(1.48)	(0.54)		(0.22)	(0.31)	(1.41)
(1.61)	(0.62)		(0.32)	(0.42)	(1.48)
0.00	0.00		0.00	0.00	0.00
$23.23	$22.67		$22.04	$18.07	$17.84

11.18%	5.81%		24.13%	3.78%	3.43%

$279,014	$276,394		$307,100	$260,610	$239,939

1.03%	1.02	%(3)	1.02%	1.06%	1.05%
0.99%	1.00	%(3)	0.99%	0.99%	1.00%

0.41%	0.05%		0.32%	0.57%	0.59%
0.45%	0.07%		0.35%	0.64%	0.64%
61.99%	11.86%		20.81%	22.06%	40.10%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Financial Highlights

Net Asset Value, Beginning of Year

Income from investment operations:
Net investment income(1)
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less distributions paid:
From net investment income
From net realized gain on investments
Total distributions paid
Paid-in capital from redemption fees (Note 2)(2)
Net Asset Value, End of Year

Total Return

Supplemental Data and Ratios:
Net assets at end of year (000’s)
Ratio of expenses to average net assets:
Before waiver, expense reimbursement, and recoupments
After waiver, expense reimbursement, and recoupments
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement, and recoupments
After waiver, expense reimbursement, and recoupments
Portfolio turnover rate

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Rounds to less than 0.5 cent per share.
(3)
The ratio of expenses to average net assets include interest expenses. The annualized before waiver, expense reimbursement, and recoupments excluding interest expense was 1.11%. The annualized after waiver, expense reimbursement, and recoupments excluding interest expense was 1.10%.

(4)
The ratio of expenses to average net assets include interest expenses. The annualized before waiver, expense reimbursement, and recoupments excluding interest expense was 1.05%. The annualized after waiver, expense reimbursement, and recoupments excluding interest expense was 1.10%.

(5)
The ratio of expenses to average net assets include interest expenses. The annualized before waiver, expense reimbursement, and recoupments excluding interest expense was 1.18%. The annualized after waiver, expense reimbursement, and recoupments excluding interest expense was 1.12%.

(6)	The ratio of expenses to average net assets include interest expenses. The annualized before and after waiver, expense reimbursement, and recoupments excluding interest expense was 1.18%.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Year

Year Ended November 30,
2019		2018		2017	2016		2015
$13.95		$16.01		$12.06	$13.16		$14.03

0.28		0.19		0.17	0.18		0.14
0.91		(2.01)		3.91	(1.12)		(0.20)
1.19		(1.82)		4.08	(0.94)		(0.06)

(0.15)		(0.24)		(0.13)	(0.16)		(0.28)
(0.09)		—		—	—		(0.53)
(0.24)		(0.24)		(0.13)	(0.16)		(0.81)
0.00		0.00		0.00	0.00		0.00
$14.90		$13.95		$16.01	$12.06		$13.16

8.78%		-11.55%		34.16%	-7.24%		-0.20%

$155,330		$213,245		$239,736	$134,150		$139,209

1.13	%(3)	1.06	%(4)	1.12%	1.19	%(5)	1.19	%(6)
1.12	%(3)	1.11	%(4)	1.10%	1.13	%(5)	1.19	%(6)

1.95%		1.26%		1.14%	1.38%		1.03%
1.96%		1.21%		1.16%	1.44%		1.03%
73.67%		26.38%		16.29%	36.19%		29.84%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Financial Highlights

Net Asset Value, Beginning of Year

Income from investment operations:
Net investment income(1)
Net realized and unrealized loss on investments
Total from investment operations

Less distributions paid:
From net investment income
From net realized gain on investments
Total distributions paid
Paid-in capital from redemption fees (Note 2)(2)
Net Asset Value, End of Year

Total Return

Supplemental Data and Ratios:
Net assets at end of year (000’s)
Ratio of expenses to average net assets:
Before waiver, expense reimbursement, and recoupments
After waiver, expense reimbursement, and recoupments
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement, and recoupments
After waiver, expense reimbursement, and recoupments
Portfolio turnover rate

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Rounds to less than 0.5 cent per share.
(3)	The ratio of expenses to average net assets include interest expenses. The annualized before and after waiver, expense reimbursement, and recoupments excluding interest expense was 0.92%.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Year

Year Ended November 30,
2019		2018	2017	2016	2015
$10.88		$11.30	$10.35	$10.24	$10.51

0.30		0.28	0.22	0.25	0.19
1.43		(0.26)	1.11	0.11	(0.03)
1.73		0.02	1.33	0.36	0.16

(0.30)		(0.41)	(0.30)	(0.25)	(0.43)
—		(0.03)	(0.08)	—	—
(0.30)		(0.44)	(0.38)	(0.25)	(0.43)
0.00		0.00	0.00	0.00	0.00
$12.31		$10.88	$11.30	$10.35	$10.24

16.24%		0.19%	13.16%	3.43%	1.65%

$139,902		$148,365	$135,437	$100,545	$90,549

0.93	%(3)	0.90%	0.96%	1.01%	1.03%
0.93	%(3)	0.92%	1.00%	1.00%	1.00%

2.55%		2.63%	2.06%	2.32%	1.78%
2.55%		2.61%	2.02%	2.33%	1.81%
25.36%		17.28%	7.24%	20.09%	8.52%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Notes to Financial Statements
November 30, 2019

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Funds (the “Funds”) are comprised of the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Gerstein Fisher Multi-Factor® Growth Equity Fund and the Gerstein Fisher Multi-Factor® International Growth Equity Fund is long-term capital appreciation. The investment objective of the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund is total return (a combination of long-term capital appreciation and current income).  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Gerstein Fisher Multi-Factor® Growth Equity Fund commenced operations on December 31, 2009 and began investing consistent with its investment objective on January 15, 2010. The Gerstein Fisher Multi-Factor® International Growth Equity Fund commenced operations on January 27, 2012. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013. On July 21, 2016, Gerstein, Fisher & Associates, Inc. entered into a definitive agreement to be acquired by People’s Securities, Inc., a subsidiary of People’s United Bank, N.A.  The transaction closed on November 2, 2016.  At such time, Gerstein, Fisher & Associates, Inc. became a division of People’s Securities, Inc. and began operating as People’s Securities, Inc. doing business as Gerstein Fisher.  On April 1, 2018, in connection with an internal corporate restructuring, People’s Securities, Inc. transferred the advisory agreement for the Funds to its affiliate, People’s United Advisors, Inc., a subsidiary of People’s United Bank, N.A. People’s United Advisors, Inc., doing business as Gerstein Fisher or Gerstein Fisher Asset Management (the “Advisor”), is the Funds’ investment advisor.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by the Advisor’s predecessor entity.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

As of the close of business on November 4, 2019, the Funds were closed to new purchases, except for purchases made through an automatic investment program, the reinvestment of any distributions, or an exception approved by Fund officers in their sole discretion. The Trust’s Board of Trustees concluded it was in the best interests of each Fund and its shareholders that the Funds be liquidated as series of the Trust effective as of the close of business on January 30, 2020 (the “Liquidation Date”). Effective December 10, 2019, only existing defined contribution retirement plan shareholders were able to purchase additional Fund shares through December 20, 2019 (at which point such accounts were also closed to all new purchases). Existing shareholders were able to reinvest dividends and capital gains distributions received from the Funds through the Liquidation Date, and Fund officers were able to provide any exceptions in their sole discretion.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask prices at the close of the exchange on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (“Pricing Service”)) for the day such security is being valued.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices provided by a Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.  If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described below.  All ETFs are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds.  The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges.  The Funds utilize a confidence interval when determining the use of the FVIS provided prices.  The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists.  FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price.  If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the FASB Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2019:

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Level 1	Level 2	Level 3^	Total
Assets:
Common Stocks*	$274,176,047	$—	$—	$274,176,047
Rights	158,102	—	2,341	160,443
Short-Term Investments	4,788,389	—	—	4,788,389
Investments Purchased with
Proceeds from Securities Lending	4,485,032	—	—	4,485,032
Total Investments in Securities	$283,607,570	$—	$2,341	$283,609,911

*	For further information regarding security characteristics, please see the Schedules of Investments.
^	The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Rights
Balance as of November 30, 2018	$2,341
Acquisitions	—
Dispositions	—
Return of Capital	(73)
Realized Gain (Loss)	73
Change in unrealized appreciation (depreciation)	—
Transfers into level 3	—
Balance as of November 30, 2019	$2,341
Total change in unrealized appreciation (depreciation)
included in the Statement of Operations attributable to
Level 3 investments still held at November 30, 2019	$—

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2019:

Range/Weighted
	Fair Value	Valuation	Unobservable	Average
Description	November 30, 2019	Methodologies	Input	Unobservable Input+
Rights	$2,341	Last traded price	Market	$0.58
		and company-	Assessment
specific information

+	Table presents information for one security, which has been valued at $0.58 throughout the period.

The Fund did not hold derivative instruments during the year ended November 30, 2019.

Significant increases (decreases) in the unobservable inputs in isolation would result in a significantly higher (lower) fair value measurement.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$17,028,008	$136,425,366	$—	$153,453,374
Preferred Stocks	—	805,687	—	805,687
Short-Term Investments	89,206	—	—	89,206
Investments Purchased
with Proceeds from
Securities Lending	118,190	—	—	118,190
Total Investments
in Securities	$17,235,404	$137,231,053	$—	$154,466,457

*	For further information regarding security characteristics, please see the Schedules of Investments.

The Fund did not hold any Level 3 securities during the period.

The Fund did not hold derivative instruments during the year ended November 30, 2019.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
	Level 1	Level 2	Level 3^	Total
Assets:
Common Stocks*	$5,777,518	$15,454,855	$82,716	$21,315,089
Real Estate
Investment Trusts*	83,850,309	30,801,829	—	114,652,138
Liquidating Trusts	—	—	11,604	11,604
Rights	—	—	0	0
Short-Term Investments	2,457,879	—	—	2,457,879
Investments Purchased
with Proceeds from
Securities Lending	13,770	—	—	13,770
Total Investments
in Securities	$92,099,476	$46,256,684	$94,320	$138,450,480

*	For further information regarding security characteristics, please see the Schedules of Investments.

^	The Fund measures Level 3 activity as of the end of each financial reporting period.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Real Estate
	Common	Investment		Liquidating
Description	Stocks	Trusts	Rights	Trusts
Balance as of November 30, 2018	$—	$3,945	$—	$—
Acquisitions	82,571	—	0	—
Dispositions	—	—	—	—
Return of Capital	—	(3,661)	—	—
Realized Gain (Loss)	—	3,661	—	—
Change in unrealized
appreciation (depreciation)	145	(3,945)	—	—
Transfers into level 3	—	—	—	11,604
Balance as of November 30, 2019	$82,716	$—	$0	$11,604

Total change in unrealized appreciation
(depreciation) included in the
Statement of Operations
attributable to Level 3 investments
still held at November 30, 2019	$145	$—	$—	$2,398

				Range/Weighted
	Fair Value	Valuation	Unobservable	Average
Description	November 30, 2019	Methodologies	Input	Unobservable Input
Common Stocks	$82,716	Cost	Liquidation	$0.0002 – 0.598(1)
			Value
Rights	$0	Cost	Liquidation	$0(2)
			Value
Liquidating Trusts	$11,604	Intrinsic Value	Liquidation	$1.21(3)
		and company-	Value
		specific
		information

(1)	Value represents information for two securities, one which has been valued at 0.01 Philippine pesos, and one which has been valued at 4.6 Hong Kong Dollars throughout the period.
(2)	Value presents information for one security, which has been valued at 0.00 Hong Kong Dollars throughout the period.
(3)	Value presents information for one security, which has been valued at $1.21 throughout the period.

The Fund did not hold derivative instruments during the year ended November 30, 2019.

Significant increases (decreases) in the unobservable inputs in isolation would result in a significantly higher (lower) fair value measurement.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral less any lender agent fees.  The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times.  Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.  The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

Statements of Operations. During the year ended November 30, 2019, the Funds did not incur any interest or penalties.

(e)	Distributions to Shareholders

The Funds will distribute net investment income and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Funds charge a 1.00% redemption fee on the net amount of the redemption on shares held for 60 days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(h)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(i)	Other

Investment transactions are recorded on the trade date. Realized gains and losses are evaluated on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Funds’ investments in domestic REITs are comprised of ordinary

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statements of Assets and Liabilities.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended November 30, 2019 and November 30, 2018 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Growth Equity Fund
Year Ended November 30, 2019	$1,546,400	$18,062,499
Year Ended November 30, 2018	$1,090,856	$7,534,881

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
International Growth Equity Fund
Year Ended November 30, 2019	$2,193,808	$1,292,402
Year Ended November 30, 2018	$3,672,334	$—

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund
Year Ended November 30, 2019	$3,713,156	$—
Year Ended November 30, 2018	$5,329,605	$311,009

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

As of November 30, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Cost basis of investments for
federal income tax purposes	$167,731,604	$130,904,390	$114,657,105
Gross tax unrealized appreciation	117,328,454	29,460,392	32,434,510
Gross tax unrealized depreciation	(1,450,147)	(5,927,010)	(8,649,283)
Net tax unrealized appreciation	115,878,307	23,533,382	23,785,227
Undistributed ordinary income	—	4,592,275	2,802,463
Undistributed long-term capital gain	36,129,666	5,859,381	13,349
Total distributable earnings	36,129,666	10,451,656	2,815,812
Other accumulated gain/(loss)	—	—	—
Total accumulated gains	$152,007,973	$33,985,038	$26,601,039

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, mark-to-market of passive foreign investment company (“PFIC”) adjustments, and Partnership Basis Adjustments.

The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund utilized $13,643 of short-term capital loss carryover and $333,551 of long-term capital loss carryover in the fiscal year 2019.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2019, there were no reclassifications made between total distributable earnings and paid-in capital.

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2019. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2019. At November 30, 2019, the fiscal tax years 2016 through 2019 remain open to examination for the Funds in the Funds’ major tax jurisdictions.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

(4)	Investment Advisor

The Trust, on behalf of the Funds, has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund compensate the Advisor for its management services at the annual rate of 0.85%, 0.85% and 0.65%, respectively, of each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through the expiration dates listed below, at the discretion of the Advisor and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expense
	Limitation Cap	Expiration Date
Gerstein Fisher Multi-Factor®
Growth Equity Fund	0.99%	March 30, 2021
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	1.10%	March 30, 2021
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	1.00%	March 30, 2021

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement; or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Advisor shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the fiscal year ending:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
November 30, 2020	$96,324	$6,347	$—
November 30, 2021	$60,048	$—	$—
November 30, 2022	$112,837	$42,101	$—

During the year ended November 30, 2019, the Gerstein Fisher Multi-Factor® International Growth Equity Fund recouped expenses of $17,090.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees and expenses incurred for the year ended November 30, 2019, and owed as of November 30, 2019, are as follows:

Administration and Accounting	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$193,098	$33,008
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$178,376	$30,552
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$143,121	$23,446

Transfer Agency	Incurred(1)	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$56,751	$9,401
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$39,762	$5,395
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$29,974	$4,875

(1)	These amounts do not include sub-transfer agency fees, therefore they do not agree to the amount on the Statements of Operations.

Custody	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$11,521	$2,052
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$101,783	$9,847
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$47,560	$8,616

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

The Funds each have a line of credit with US Bank (see Note 8).

The Funds have entered into a securities lending agreement with US Bank (see Note 9).

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of Fund Services and US Bank.

Certain officers of the Funds are also employees of Fund Services.  A Trustee of the Trust is affiliated with Fund Services and US Bank.  This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the year ended November 30, 2019, and owed as of November 30, 2019, are as follows:

	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$10,764	$1,804
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$10,764	$1,808
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$10,764	$1,806

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
Shares sold	1,389,455	1,618,287
Shares reinvested	1,030,594	393,269
Shares redeemed	(2,601,281)	(3,750,455)
Net decrease	(181,232)	(1,738,899)

Gerstein Fisher Multi-Factor® International Growth Equity Fund
	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
Shares sold	2,261,616	3,050,075
Shares reinvested	189,746	168,822
Shares redeemed	(7,315,796)	(2,905,433)
Net increase (decrease)	(4,864,434)	313,464

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
	Year Ended	Year Ended
	November 30, 2019	November 30, 2018
Shares sold	881,077	3,082,385
Shares reinvested	272,331	440,561
Shares redeemed	(3,431,506)	(1,871,196)
Net increase (decrease)	(2,278,098)	1,651,750

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the year ended November 30, 2019, are listed below. The Funds did not have any purchases or sales of long-term U.S. Government securities.

	Purchases	Sales
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$170,058,591	$194,195,547
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$138,916,209	$208,638,126
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	$36,561,836	$64,724,368

(8)	Line of Credit

At November 30, 2019, the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund each had lines of credit in the amount of the lesser of 33.33% of the fair value of unencumbered assets of the Fund or $10,000,000, $10,000,000 and $4,000,000, respectively, which all mature August 8, 2020. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 5.25% from December 1, 2018 through December 19, 2018, 5.50% from December 20, 2018 through July 31, 2019, 5.25% from August 1, 2019 through September 18, 2019, 5.00% from September 19, 2019 through October 30, 2019, and 4.75% thereafter. There were no loans outstanding for the Funds as of November 30, 2019. The following table provides information regarding usage of the line of credit for the year ended November 30, 2019.

		Average		Maximum	Maximum
	Days	Amount of	Interest	Amount of	Borrowing
	Utilized	Borrowing	Expense*	Borrowing	Dates
Gerstein Fisher
Multi-Factor® Growth
Equity Fund	125	$ 566,376	$10,648	$2,581,000	1/2/2019
Gerstein Fisher
Multi-Factor®
International Growth					6/26/2019 &
Equity Fund	139	$1,708,424	$35,798	$10,000,000	7/15/2019
Gerstein Fisher
Multi-Factor® Global Real
Estate Securities Fund	191	$ 960,827	$27,887	$3,453,000	1/2/2019

*	Interest expense is included with “Other expenses” on the Statements of Operations.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

(9)	Securities Lending

Following terms of a securities lending agreement with the Funds’ custodian, U.S. Bank, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

As of November 30, 2019, the market value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities	Value of	% of
	Market Value	Cash Collateral	Net Assets
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$4,345,952	$4,485,032	1.56%

Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$ 113,335	$ 118,190	0.07%

Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$ 12,060	$ 13,770	0.01%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Y (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedule of Investments for the Funds include the particular cash collateral holding as of November 30, 2019. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At November 30, 2019, Pershing, LLC, for the benefit of others, held the following percentage of each Fund’s outstanding shares:

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real
Growth Equity	Growth Equity	Estate Securities
Fund	Fund	Fund
46.79%	50.92%	42.36%

(11)	Recent Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the year ended November 30, 2019.

(12)	Subsequent Events

On December 30, 2019, the Funds declared and paid distributions from ordinary income and long-term capital gains to the shareholders of record on December 27, 2019, as follows:

	Ordinary	Long Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor® Growth Equity Fund	$26,872	$36,155,245
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$4,592,397	$5,859,397
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$3,194,867	$76,838

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC (“Foreside”) such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
November 30, 2019

On December 10, 2019, the Board of Trustees approved, via unanimous written consent, a Plan of Liquidation to close and liquidate the Funds. It is expected that the Funds will be liquidated on or about January 30, 2020.

Gerstein Fisher Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of Gerstein Fisher Funds and
Board of Trustees of Trust for Professional Management

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Gerstein Fisher Funds, comprising Gerstein Fisher Multi-Factor Growth Equity Fund, Gerstein Fisher Multi-Factor International Growth Equity Fund, and Gerstein Fisher Multi-Factor Global Real Estate Securities Fund (the “Funds”), each a series of Trust for Professional Managers, as of November 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the periods ended November 30, 2015, and prior, were audited by other auditors whose report dated January 29, 2016, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

Subsequent Liquidation

As discussed within Note 12 to the financial statements, on December 10, 2019, the Board of Trustees of Trust for Professional Managers approved the liquidation of Gerstein Fisher Funds.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 27, 2020

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on July 22, 2019 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Gerstein Fisher Multi-Factor Growth Equity Fund, the Gerstein Fisher Multi-Factor International Growth Equity Fund and the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and People’s United Advisors, Inc., the Funds’ investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 13, 2019 (the “June 13, 2019 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2020.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the agreement the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted by the Adviser’s staff to the Funds’ operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Gregg S. Fisher, the Funds’ portfolio manager, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program, and discussed the Adviser’s marketing activities and its continuing commitment to the Funds.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Growth Equity Fund, the International Growth Equity Fund and the Global Real Estate Securities Fund for the year-to-date, one-year, three-year and five-year periods ended April 30, 2019.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell 1000® Growth Index for the Growth Equity Fund, the MSCI EAFE Growth Index for the International Growth Equity Fund and the FTSE EPRA/NAREIT Developed Index for the Global Real Estate Securities Fund), and in comparison to a peer group of funds in each Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end large growth funds for the Growth Equity Fund, a peer group of U.S. open-end foreign large growth funds for the International Growth Equity Fund and a peer group of U.S. open-end global real estate funds for the Global Real Estate Securities Fund) (each a “Morningstar Peer Group”).

The Trustees noted that the Growth Equity Fund’s performance for each of the year-to-date, one-year, three-year and five-year periods ended April 30, 2019 was below the Morningstar Peer Group median.  The Trustees further noted that for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2019 the Fund underperformed the Russell 1000® Growth Index.  The Trustees reviewed the Fund’s performance relative to the Adviser’s composite of other separately-managed U.S. core equity accounts managed with investment strategies substantially similar to the Growth Equity Fund, and noted the Adviser attributed the differences to the Growth Equity Fund’s more growth-oriented investment strategy, specific stock selection within the Fund’s portfolio, and the greater sensitivity to taxes of the separately-managed U.S. core equity accounts.

The Trustees noted the International Growth Equity Fund’s performance for the year-to-date, one-year, three-year and five-year periods ended April 30, 2019 was below the Morningstar Peer Group median.  The Trustees then noted that for the year-to-date period ended March 31, 2019, the Fund’s performance was generally in line with the MSCI EAFE Growth Index, but underperformed for each of the one-year, three-year and five-year periods ended March 31, 2019.  The Trustees further noted that for the since inception period ended March 31, 2019 the Fund outperformed the MSCI EAFE Growth Index.

The Trustees noted that the Global Real Estate Securities Fund’s performance for the year-to-date, one-year and five-year periods ended April 30, 2019 was above the Morningstar Peer Group median.  The Trustees further noted the Global Real Estate

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

Securities Fund’s performance for the three-year period ended April 30, 2019, was below the Morningstar Peer Group median.  The Trustees then noted that for each of the year-to-date, three-year, five-year and since inception periods ended March 31, 2019, the Fund had outperformed the FTSE EPRA/NAREIT Developed Index.  The Trustees further noted that for the one-year period ended March 31, 2019, the Fund had underperformed the FTSE EPRA/NAREIT Developed Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that, despite comparative underperformance for certain periods reviewed for each of the Growth Equity Fund and the International Growth Equity Fund, each Fund and its shareholders could benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Funds relative to the Morningstar Peer Groups.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized each Fund’s operations, and had not fully recouped those subsidies from the Growth Equity Fund and the International Growth Equity Fund.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser, as well as the Funds’ brokerage practices and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 13, 2019 meeting and the July 22, 2019 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Growth Equity Fund’s contractual management fee of 0.85% was above the Morningstar Peer Group average of 0.71%.  The Trustees also noted that the Growth Equity Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 0.99% was above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.88%.  The Trustees then compared the fees paid by the Growth Equity Fund to the total fees charged to the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy, and noted that these fees were similar.

The Trustees noted that the International Growth Equity Fund’s contractual management fee of 0.85% was slightly above the Morningstar Peer Group average of 0.81%.  The Trustees also noted that the International Growth Equity Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.10% was above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.94%.

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

The Trustees noted that the Global Real Estate Securities Fund’s contractual management fee of 0.65% was below the Morningstar Peer Group average of 0.85%.  The Trustees also noted that the Global Real Estate Securities Fund’s total expense ratio of 0.92% was below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.05%.  The Trustees further noted that the Global Real Estate Securities Fund was operating below its expense cap of 1.00%.

The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profit from sponsoring the Funds had not been, and currently was not, excessive, and further concluded that the Adviser maintained adequate profit levels to support its services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support the Funds’ operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Funds.  The Trustees examined the brokerage practices of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2020 as being in the best interests of each Fund and its shareholders.

Gerstein Fisher Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Gerstein Fisher Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended November 30, 2019 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	0.00%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	2.21%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended November 30, 2019, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	32.46%

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has elected to pass through to its shareholders the foreign taxes paid for the year ended November 30, 2019 as follows:

			Foreign
	Foreign	Foreign	Paid Taxes
	Dividend Income	Taxes Paid	per share
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$6,453,090	$572,881	$0.0550

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3) for the tax year ended November 30, 2019.  The amounts designated as long-term capital gains were as follows:

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real
Growth Equity	Growth Equity	Estate Securities
Fund	Fund	Fund
$18,062,499	$1,296,402	$—

Ordinary Income Dividend and Foreign Tax Credit

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has made an election under Section 853 of the Internal Revenue Code to provide to its shareholders the benefit of foreign tax credits in the per share amount designated below.  Therefore, shareholders who must file a U.S. Federal Income tax return will be entitled to a foreign tax credit or itemized deduction in an amount equal to $0.0375 per share for each share owned on November 30, 2019, in computing their tax liability.  It is generally more advantageous to claim a credit than a deduction.

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	26	Professor Emeritus,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting (June	MUTUALS
Year of Birth: 1955		2001		2019–present),	(an open-end
				Professor,	investment
				Department	company with
				of Accounting	two portfolios).
(2004–May 2019),
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Gary A. Drska	Trustee	Indefinite	26	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
two portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Jonas B. Siegel	Trustee	Indefinite	26	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing Director,	Gottex Trust
Year of Birth: 1943		2009		Chief Administrative	(an open-end
				Officer (“CAO”) and	investment
				Chief Compliance	company
				Officer (“CCO”),	(2010–2016);
				Granite Capital	Independent
				International Group,	Manager,
				L.P. (an investment	Ramius IDF
				management firm)	fund complex
				(1994–2011).	(two closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	26	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present),	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present), Executive	company)
				Vice President	(2003–2017);
				(1994–2017),	Trustee, USA
				U.S. Bancorp Fund	MUTUALS
				Services, LLC.	(an open-end
investment
company)
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President,
Milwaukee, WI 53202	Officer,	July 1,		U.S. Bancorp Fund
Year of Birth: 1985	Vice	2017		Services,
	President			LLC (February
	and			2017–present);
	Anti-Money			Vice President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December 2016–
January 2017);
Vice President and
CCO, Heartland
Group, Inc. (May
2016–November
2016); Vice
President, CCO and
Senior Legal Counsel
(May 2016–November
2016), Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal and
Compliance Counsel
(2013–2015),
Heartland Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant	N/A
615 E. Michigan St.		Term; Since		Vice President,
Milwaukee, WI 53202		July 22, 2019		U.S. Bancorp Fund
Year of Birth: 1970				Services, LLC
(2019–present);
Partner, Practus,
LLP (2018–2019);
Counsel, Drinker
Biddle & Reath
(2016–2018);
Counsel, Huntington
Bancshares Inc.
(2011–2015).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-473-1155. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 1-800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (through the quarter ended February 29, 2020) or Part F of Form N-PORT (beginning with filings thereafter). Shareholders may view the Funds’ Forms N-PORT and N-Q on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Funds toll-free at 800-473-1155 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

GERSTEIN FISHER FUNDS

Investment Advisor	Gerstein Fisher
565 Fifth Avenue, 27th Floor
New York, New York 10017
Gerstein Fisher is a division
of People’s United Advisors, Inc.

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Incorporated by reference to the Registrant’s Form N-CSR filed on February 5, 2014.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2019	FYE 11/30/2018
Audit Fees	$52,000	$52,000
Audit-Related Fees	$0	$0
Tax Fees	$11,000	$8,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2019	FYE 11/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2019	FYE 11/30/2018
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed on February 5, 2014.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date   1/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date   1/29/2020

By (Signature and Title)*   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date   1/29/2020